Income tax and social contribution (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities
Assets	R$ 37,015	R$ 8,305
Liabilities	(42,809)	(24,378)
2017
Deferred tax assets and liabilities
Assets		940
Liabilities		(8,126)
2018
Deferred tax assets and liabilities
Assets	8,895	940
Liabilities	(20,728)	(8,126)
2019
Deferred tax assets and liabilities
Assets	4,040	940
Liabilities	(18,008)	(8,126)
2020
Deferred tax assets and liabilities
Assets	2,111	940
Liabilities	(2,454)
2021
Deferred tax assets and liabilities
Assets	982	R$ 4,545
Liabilities	(1,434)
2022
Deferred tax assets and liabilities
Assets	20,987
Liabilities	R$ (185)